Schedule III - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Acquired intangible assets	$ 518,300
Cost for income tax purposes	2,600,000
Accumulated amortization	$ 65,300
Useful life, buildings (years)	40 years
Useful life, land improvements (years)	15 years
Useful life, fixtures (years)	5 years
Land	$ 341,911	$ 337,863	$ 100	$ 326,696
Buildings, fixtures and improvements	1,665,900		3,400
Accumulated depreciation	$ 68,078		$ 25	$ 21,319	$ 869	$ 12